Transactions with associates companies	12 Months Ended
Dec. 31, 2018
Hierarchy and fair value of financial instruments [Line Items]
Transactions with associates companies [Text Block]
30.	Transactions with associates companies

(a)	The Group has carried out the following transactions with its associates in the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Revenues from:
Royalties	20,385	20,739	24,339

Revenues from sale of:
Energy	3,002	2,137	1,679
Mineral	1,321	1,414	1,271
Mining concessions, property, plant and equipment	30	336	-
Supplies	27	4	1

Purchase of:
Supplies	44	27	21

Services rendered to:
Services of energy transmission	393	559	-
Engineering services	348	1,119	1,001
Operation and maintenance services	290	593	1,247
Administrative and Management services	214	149	200
Constructions services	-	1,332	1,152

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	39,169	-	-
Compañía Minera Coimolache S.A.	7,623	9,823	11,390
Minera Yanacocha S.R.L.	-	-	130,950

Loans collected to:
Sociedad Minera Cerro Verde S.A.A.	-	124,800	-

Interest income:
Transportadora Callao S.A.	92	-	-
Sociedad Minera Cerro Verde S.A.A.	-	1,685	4,161
Compañía Minera Coimolache S.A.	-	-	3

Dividends paid to non-controlling shareholders:
Newmont Peru Limited - Sucursal del Perú	5,560	6,036	7,400

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2018	2017
	US$(000)	US$(000)

Trade and other receivables
Minera Yanacocha S.R.L.	6,791	6,740
Compañía Minera Coimolache S.A.	386	592
Sociedad Minera Cerro Verde S.A.A.	-	16
	7,177	7,348
Other receivables
Transportadora Callao S.A. (e)	2,471	-
Compañía Minera Coimolache S.A.	1,234	732
	3,705	732
	10,882	8,080

Trade and other payables
Compañía Minera Coimolache S.A.	36	15

Other payables
Compañía Minera Coimolache S.A.	-	42
Other	20	20
	20	62
	56	77

(c)	S.M.R.L. Chaupiloma Dos de Cajamarca -
In accordance with mining lease, amended and effective on January 1, 1994, Minera Yanacocha S.R.L. pays the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

(d)	Key officers -
As of December 31, 2018 and 2017, loans to employees, directors and key personnel amounts to US$19,000 and US$47,000, respectively, are paid monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its Subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2018 and 2017 are presented below:

	2018	2017
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	2,192	1,641
Salaries	1,057	1,257
Directors’ compensations	2,628	1,200
Provision for bonus to officers	6,345	1,899

Total	12,222	5,997

Disbursements:
Salaries	12,908	10,530

(e)
The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture, whose objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. This account receivable generates interest at an annual rate of 6.25 percent plus Libor at 3 months and it is estimated that it will be collected from the year 2023.

Minera Yanacocha SRL and subsidiary [Member]
Hierarchy and fair value of financial instruments [Line Items]
Transactions with associates companies [Text Block]
22.	Transactions with related parties

(a)	The main transactions carried out by the Company with its related parties in the years 2018, 2017, and 2016 were:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Royalties paid:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 16 and 1(a)	20,385	20,739	24,339

Services rendered by:
Newmont Peru S.R.L. (management services)	12,837	8,985	10,420
Newmont USA Limited	5,381	5,607	6,438
Newmont International Services	5,181	281	571

(b)	As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from and (or) to affiliates:

	2018	2017
	US$(000)	US$(000)

Balance receivable from related parties, note 6
NVL, USA Limited, Delaware	321	79
Newmont USA Limited	207	1,523
Newmont International Services Limited	194	-
Newmont Global Employment Limited	22	-
Newmont Peru S.R.L.	22	10
Suriname Gold Company LLC	18	567
Newmont USA Limited – Carlin	10	-
Others	-	6

	794	2,185

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	5,461	5,144
Newmont International Service Limited	2,059	42
Newmont Peru S.R.L.	1,460	1,263
Newmont USA Limited.	1,067	2,548
Newmont Technologies Limited.	634	960
Newmont US Carlin Limited	163	-
Others	2	5

	10,846	9,962

The sales to and purchases from related parties are made on term equivalent to those that prevail in arm’s length transactions. All the balances above are of current maturity, have no specific guarantees and are not interest bearing.